Schedule of Discontinued Operations (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expense
Net loss from discontinued operations		$ (90,638)	$ (4,853)		$ (3,470)
Termination fee liability		45,000
Assets
Current assets from discontinued operations		5,691		$ 43,648
Noncurrent assets from discontinued operations				18,217
Liabilities
Current liabilities from discontinued operations		98,874		47,673
Noncurrent liabilities from discontinued operations				10,137
Parade Print [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue				26,817
Cost of revenue				23,015
Gross profit				3,802
Operating expense
Selling and marketing				5,396
General and administrative()				1,722
Loss on impairment of assets				209
Total operating expenses				7,327
Loss from discontinued operations				(3,525)
Income tax benefit				55
Net loss from discontinued operations				(3,470)
Income tax benefit				(55)
Sports Illustrated Media Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		21,848	22,962
Cost of revenue		13,981	11,945
Gross profit		7,867	11,017
Operating expense
Selling and marketing		11,503	12,122
General and administrative()	[1]	45,192	78
Loss on impairment of assets		39,391
Total operating expenses		98,487	15,870
Loss from discontinued operations		(90,620)	(4,853)
Income tax benefit		18
Net loss from discontinued operations		(90,638)	(4,853)
Amortization of intangible assets		2,401	3,670
Income tax benefit		(18)
Assets
Accounts receivable, net		5,691		13,135
Subscription acquisition costs, current portion				29,706
Prepayments and other current assets				807
Current assets from discontinued operations		5,691		43,648
Subscription acquisition costs, net of current portion				7,215
Acquired and other intangibles assets, net				11,002
Noncurrent assets from discontinued operations				18,217
Total assets from discontinued operations		5,691		61,865
Liabilities
Accounts payable		1,458		2,554
Accrued expenses and other		2,406		1,868
Subscription refund liability		423		403
Royalty fee liability		3,750
Termination fee liability		45,000
Subscription liability, current portion		45,837		42,848
Current liabilities from discontinued operations		98,874		47,673
Subscription liability, net of current portion				10,137
Noncurrent liabilities from discontinued operations				10,137
Total liabilities from discontinued operations		98,874		$ 57,810
Cash flows from operating activities from discontinued operations
Stock-based compensation		538	190
Accounts receivable, net		7,444	5,000
Subscription acquisition costs		6,131	(4,304)
Prepayments and other current assets		807	190
Accounts payable		2,654	229
Accrued expenses and other		538	118
Subscription refund liability		20	(150)
Subscription liability		(7,148)	4,233
Termination fee liability		45,000
Net cash used in operating activities from discontinued operations		$ 7,138	$ 4,323

[1]	Includes $